CAPITAL LEASE OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2010
CAPITAL LEASE OBLIGATIONS
Summary of leased assets

	December 31,
	2010	2009
Vehicles	$33,658	$9,995
Telecommunication equipment	1,235	68,547
Improvement	829	1,096
Buildings	—	171
Leased assets, at cost	35,722	79,809
Accumulated depreciation	(5,631)	(36,380)

Leased assets, net	$30,091	$43,429

Summary of future minimum lease payments together with present value of the net minimum lease payments

Payments due in the period ended December 31,
2011	$10,461
2012	8,968
2013	8,427
2014	170
2015	71

Total minimum lease payments (undiscounted)	28,097
Less amount representing interest	(8,342)

Present value of net minimum lease payments	19,755
Less current portion of lease obligations	(8,882)

Non-current portion of lease obligations	$10,873